Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

19. Commitments and contingencies

From time to time, the Group may be involved in legal proceedings arising in the ordinary course of business. As of June 30, 2026, the Group was not involved in any legal or administrative proceedings that management believes would have a material adverse effect on the Group’s financial position, results of operations or cash flows. Except as disclosed elsewhere in these unaudited condensed consolidated financial statements, the Group had no material commitments or guarantees as of June 30, 2026.